UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04438

Exact name of registrant as specified in charter:	Aberdeen Australia Equity Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5205

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

Item 1 – Schedule of Investments – The Schedule of Investments for the three-month period ended January 31, 2015 is filed herewith.

Portfolio of Investments (unaudited)

As of January 31, 2015

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS - 98.2%(a)
COMMON STOCKS - 98.2%
CONSUMER DISCRETIONARY - 1.7%
980,500	Tatts Group Ltd.	$2,934,351

CONSUMER STAPLES - 6.6%
706,700	Coca-Cola Amatil Ltd.	5,304,391
238,200	Woolworths Ltd.	5,861,799

		11,166,190

ENERGY - 5.6%
123,000	Caltex Australia Ltd.	3,183,270
217,100	Woodside Petroleum Ltd.	5,765,955
76,500	WorleyParsons Ltd.	569,162

		9,518,387

FINANCIALS - 38.2%
1,786,900	AMP Ltd.	7,968,885
288,800	ASX Ltd.	8,535,675
437,900	Australia & New Zealand Banking Group Ltd.	11,178,474
170,400	Commonwealth Bank of Australia	11,782,314
625,800	QBE Insurance Group Ltd.	5,130,230
1,769,723	Scentre Group	5,199,936
975,300	Westfield Corp.	7,439,747
273,800	Westpac Banking Corp. Ltd.	7,317,590

		64,552,851

HEALTH CARE - 11.0%
70,200	Cochlear Ltd.	4,511,993
134,900	CSL Ltd.	9,180,418
779,200	ResMed, Inc.	4,853,586

		18,545,997

INFORMATION TECHNOLOGY - 1.9%
366,400	Computershare Ltd.	3,292,096

MATERIALS - 17.3%
730,200	BHP Billiton PLC - London Listing	15,860,328
1,441,000	Incitec Pivot Ltd.	4,019,126
211,600	Rio Tinto PLC - London Listing	9,298,334

		29,177,788

TELECOMMUNICATION SERVICES - 7.1%
3,228,500	Singapore Telecommunications Ltd.	9,793,327
449,800	Telstra Corp. Ltd.	2,268,784

		12,062,111

UTILITIES - 8.8%
596,300	AGL Energy Ltd.(b)	6,591,915
7,560,800	AusNet Services	8,206,809

		14,798,724

Total Long-Term Investments - 98.2% (cost $166,749,007)		166,048,495

See Notes to Portfolio of Investments.

Aberdeen Australia Equity Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2015

Par Amount	Description	Value (US$)
SHORT-TERM INVESTMENT - 0.2%
$ 353,000	Repurchase Agreement, Fixed Income Clearing Corp., 0.00% dated 01/30/2015, due 02/02/2015 in the amount of $353,000 collateralized by a U.S. Treasury Bond, 3.13%, maturing 11/15/2041; total market value of $360,281	$353,000

Total Short-Term Investment - 0.2% (cost $353,000)		353,000

Total Investments - 98.4% (cost $167,102,007)(c)		166,401,495

Other Assets in Excess of Liabilities - 1.6%		2,635,739

Net Assets - 100.0%		$169,037,234

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. See Note (a) of the accompanying Notes to Portfolio of Investments.

(b)	Security is not fair valued. See Note (a) of the accompanying Notes to Portfolio of Investments.

(c)	See Notes to Portfolio of Investments for tax unrealized appreciation/depreciation of securities.

See Notes to Portfolio of Investments.

Aberdeen Australia Equity Fund, Inc.

Notes to Portfolio of Investments (unaudited)

January 31, 2015

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value consistent with regulatory requirements. “Fair value” is defined in the Fund’s valuation and liquidity procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETF“s) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which they trade closed before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

Aberdeen Australia Equity Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

January 31, 2015

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments, at Value	Level 1	Level 2	Level 3	Total
Long-Term Investments
Multi-Utilities	$6,591,915	$—	$—	$6,591,915
Other	—	159,456,580	—	159,456,580
Short-Term Investment	—	353,000	—	353,000

Total	$6,591,915	$159,809,580	$—	$166,401,495

Amounts listed as “—” are $0 or round to $0.

Please refer to the Portfolio of Investments for a detailed breakout of the security types:

For movements between the Levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. During the period ended January 31, 2015, the security issued by AGL Energy Ltd. in the amount of $6,591,915 transferred from Level 2 to Level 1 because there was no valuation factor applied at January 31, 2015.

b. Repurchase Agreements:

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited. Repurchase agreements are subject to contractual netting arrangements with the counterparty, Fixed Income Clearing Corp. For additional information on individual repurchase agreements, see the Portfolio of Investments. The Fund held a repurchase agreement of $353,000 as of January 31, 2015. The value of the related collateral exceeded the value of the repurchase agreement at January 31, 2015.

c. Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2015 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$142,620,630	$34,500,621	$(10,719,756)	$23,780,865

Aberdeen Australia Equity Fund, Inc.

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Australia Equity Fund, Inc.

BY:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Australia Equity Fund, Inc.

Date: March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Australia Equity Fund, Inc.

Date: March 25, 2015

BY:	/s/ Andrea Melia
Andrea Melia, Principal Financial Officer of Aberdeen Australia Equity Fund, Inc.

Date: March 25, 2015